Convertible Redeemable Preferred Shares And Warrants - Schedule of Fair Value of Warrants Estimated on Basis of Binomial Option Pricing Model With Following Assumptions (Details)	Aug. 19, 2016	Feb. 29, 2016 yr	Feb. 17, 2015 yr
Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input	0.36	0.42	0.44
Risk-free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input	0.002	0.005	0.005
Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants measurement input		0.5	1.5